The following table presents additional information relating to the SOP characteristics and the valuation model: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
IfrsStatementLineItems [Line Items]
[custom:WeightedAverageFairValueOfOptionGranted-0]	$ 2.58	$ 7.45	$ 68.90
[custom:WeightedAverageFairValueOfOptionGranted1-0]	3.97	10.53	99.90
[custom:WeightedAverageFairValueOfOptionGranted11-0]	$ 0.0398
[custom:WeightedAverageFairValueOfOptionGrantedMinimum-0]		0.0670
[custom:WeightedAverageFairValueOfOptionGrantedMaximum-0]		$ 0.104
[custom:WeightedAverageFairValueOfOptionGrantedPercentageMinimum-0]			0.205
[custom:WeightedAverageFairValueOfOptionGrantedPercentageMaximum-0]			$ 1.665
[custom:WeightedAverageFairValueOfOptionGrantedMinimum1-0]	72.50%	69.50%	64.30%
[custom:WeightedAverageFairValueOfOptionGrantedPercentageMaximum1-0]	75.00%	77.90%	77.90%
[custom:RiskfreeInterestRateP.-0]	0.005
[custom:RiskfreeInterestRatePMinimum-0]		1.30%	1.20%
[custom:RiskfreeInterestRatePMaximum-0]		1.70%	1.20%
[custom:WeightedAverageFairValueOfOptionGranted2-0]	$ 3.98		$ 234.5	$ 10.06
Vested	20,779	16,761	11,690
Unvested	51,367	50,375	34,873
Weighted average remaining contractual life of outstanding share options	5 years 8 months 12 days	6 years	6 years 10 months 25 days
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	9500.00%	9080.00%	2670.00%
Later than one year [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	500.00%
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end		230.00%	1080.00%
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end		690.00%	4560.00%
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end			1540.00%
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end			150.00%